Subsequent events	12 Months Ended
Jun. 30, 2020
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Subsequent events
Note 34. Subsequent events
In August 2020 the Company was advised that the United States Food and Drug Administration (FDA) has awarded Rare Pediatric Disease Designation (RPDD) to Kazia’s paxalisib (formerly
GDC-0084)
for the treatment of Diffuse Intrinsic Pontine Glioma (DIPG), a rare and highly-aggressive childhood brain cancer.
In August 2020 the Company was also advised that the FDA has awarded Fast Track Designation (FTD) to paxalisib for the treatment of glioblastoma, the most common and the most aggressive form of primary brain cancer in adults.
In August 2020 United States Food and Drug Administration (FDA) has granted Orphan Drug Designation (ODD) to Kazia’s paxalisib (formerly
GDC-0084)
for the treatment of malignant glioma, which includes Diffuse Intrinsic Pontine Glioma (DIPG), a rare and highly aggressive childhood brain cancer.
In October 2020 the Company raised approximately $24 million (after costs) from a fully underwritten entitlement offer to eligible shareholders. The proceeds of the offer will be used to fund the Company’s participation in the GBM Agile study for paxalisib in glioblastoma (GBM Agile) and for general working capital.